UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)    _________________

Commission File Number of securitizer:    _______________________

Central Index Key Number of securitizer:    ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

AMUR EQUIPMENT FINANCE RECEIVABLES V LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor:	0001633217

Central Index Key Number of issuing entity (if applicable):	0001730128

Central Index Key Number of underwriter (if applicable):	Not applicable

Shauna Heckathorn, (308) 398-4140

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II—FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 5, 2018

AMUR EQUIPMENT FINANCE, INC. (Sponsor)

By:	/s/ Shauna Heckathorn
Name:	Shauna Heckathorn
Title:	Chief Financial Officer (senior officer in charge of securitization)

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 2, 2018.